Other Income (Schedule Of Other Non-Operating Income Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Income and Expenses [Abstract]
Gain on sale of marketable equity securities	$ 122.6	$ 201.5	$ 0.0
Gain on sale of joint venture	0.0	229.8	0.0
Gain on sale of a product line	33.9	0.0	0.0
Total	$ 156.5	$ 431.3	$ 0.0